Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13 Equity
Share capital
The share capital of the parent company Materialise NV consists of 59,063,521 ordinary nominative shares at December 31, 2021 (2020: 54,169,257; 2019: 53,172,513) with no nominal but par value of €0.076 in 2021 (2020: €0.076; 2019: €0.058) for a total amount of K€4,487 at December 31, 2021 (2020:K€4,096; 2019:K€3,066).

in 000€, except share data	Total number of ordinary shares	Total share- holders’ capital	Total share- premium
Outstanding at Jauary 1, 2019	52,890,761	3,050	136,637
Capital increase through exercise of warrants	281,752	16	1,252
Equity-settled share-based payments expense	—	—	201
Outstanding at December 31, 2019	53,172,513	3,066	138,090
Capital increase through exercise of warrants	487,840	30	3,082
Capital increase through exercise of convertible bonds	508,904	1,000	—
Equity settled share-based payments expense	—	—	103
Merger with Ailanthus NV	13,428,688	1,862	—
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	—
Outstanding at December 31, 2020	54,169,257	4,096	141,275
Capital increase through exercise of warrants	294,264	22	2,322
Capital increase through public offering	4,600,000	371	90,235
Equity settled share-based payments expense	—	—	41
Outstanding on December 31, 2021	59,063,521	4,489	233,872
The shareholders’ capital increased by K€22 in 2021 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 294,264 at an average price of €8,
0
per share, including share premium.
The shareholders’ capital increased by K€371 in 2021 as a result of th
e
 capital increase through public offering. The number of new shares issued was 4,600,000 at an average price of €19.7 per share, including share premium.
Share premium
In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.
The carrying value of the share premium is K€233,872 at December 31, 2021 (2020: K€141,275; 2019: K€138,090). The change in 2021 is the result of:

•	The capital increase via exercise of warrants of K€2,322; and

•	The share-based payment expense of K€ 41 ;

•	The public offering of K€ 90,235
The change in 2020 is the result of the share-based payment K€103 and the capital increase via exercise of warrants of K€3,082. The change in 2019 is the result of the share-based payment expense of K€201 and the capital increase via exercise of warrants of K€1,252.

Other reserves
The nature and purpose of the other reserves is as follows:

	As of December 31,
in 000€	2021	2020	2019
Legal reserve	279	279	279
Other reserves	1,987	2,574	(335)
Equity-settled share-based payment expense	72	72	72
Other Comprehensive Income (loss)	(9,087)	(7,796)	(1,394)
Other reserves	(6,749)	(4,871)	(1,378)
Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the l
e
gal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.
The Group did
no
t pay any dividend during 2021, 2020 and 2019.
Other comprehensive loss
Other comprehensive loss consists of the
following:

in ‘000€	Currency Translation Differences & Other	Fair value adjustment equity investments	Total OCI attributable to the shareholder
At January 1, 2019	(1,850)	—	(1,850)
Currency translation impact	456	—	456
At December 31, 2019	(1,394)	—	(1,394)
Currency translation impact	(6,025)	—	(6,025)
Fair value adjustment	—	489	489
Acquisition non-controlling interest—OCI	(866)	—	(866)
At December 31, 2020	(8,285)	489	(7,796)
Currency translation impact	2,152	—	2,152
Fair value adjustment	—	(3,443)	(3,443)
At December 31, 2021	(6,133)	(2,954)	(9,087)
Non-controlling
interest
In 2019 a
non-controlling
interest was recognized for 25% held by a third party in
Engimplan
for an amount of K€3,276 per end of 2019.
As of December 1, 2020, Materialise acquired the remaining
25
%
non-controlling
interest held by a third party in Engimplan in return for the Spine business line. The non-controlling
interest with a carrying amount of K2,213 was derecognized.
As of June 22, 2021, the Group, together with Zhenyuan (Tianjin) Medical Appliances Technology Co., Ltd., incorporated a new subsidiary with the name Tianjin Zhenyuan Materialise Medical Technology Limited Company. This entity will be responsible for all regulatory requirements regarding the Materialise Mimics Enlight Lung Software on the Chinese market. Both Materialise and Zhenyuan will work on development and distribution, in a collaborating manner. Materialise holds 51% of the shares, Zhenyuan 49%. In 2021, in respect of this majority-owned subsidiary, a non-controlling
interest has been recognized, which had a carrying value of K€1 at December 31, 2021.
RapidFit+
At October 8, 2021, PMV, who owned 16.66% of the shares of our subsidiary RapidFit NV, executed their put option at the redemption amount of K€
875
. Prior to the execution, this put option was recognized as a financial liability and measured at the fair value of the redemption amount.